Promissory notes payable related party	3 Months Ended
Sep. 30, 2024
Promissory notes payable related party
Promissory notes payable - related party

Note 7 – Promissory Notes Payable – related party

On March 29, 2023, Steve Hall provided the Company with a loan in the principal amount of $1,000,000, as evidenced by a promissory note with an annual interest rate of 12% per year (the “Steve Hall Note”). The purpose of the Steve Hall Note was to provide the Company with a funding source to make a follow-on investment in CNTNR USA, Inc., a Delaware corporation (“CNTNR”). On May 31, 2023 (or upon the closing of a debt financing), the Company would repay the outstanding principal balance of the Steve Hall Note to Steve Hall and transfer to him 90% of the shares of CNTNR, issued by CNTNR to the Company pursuant to the Company’s investment in CNTNR, plus 90% of the CNTNR Warrants as described below in Note 9 - Note Receivable.

On April 1, 2024, the Company and Steve Hall entered into the Debt Consolidation Agreement, which consolidated all amounts due by the Company to Steve Hall under the Steve Hall Note. These amounts included accrued interest of $170,183 and the principal balance of 1,708,000..  See Note 11 – Debt Consolidation Agreement.